Schedule of Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate (Details)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%		21.00%		21.00%		21.00%		21.00%		21.00%
Effect of state of Florida tax	5.00%		(0.20%)		11.40%		6.10%		11.50%		5.60%
Effect of state of Nevada tax	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Effect of British Virgin Islands tax	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Permanent difference	0.00%		0.00%		0.00%		0.10%		0.40%		0.10%
Effect of deferred tax assets for prior years NOLs recognized in the current period at Federal statutory tax rate	0.00%		0.00%		0.00%		(35.20%)		(86.60%)		0.00%
Effect of deferred tax assets for prior years NOLs recognized in the current period at state of Florida tax rate	0.00%		0.00%		0.00%		(9.20%)		(22.60%)		0.00%
Tax holiday	0.00%	[1]	0.00%	[1]	22.30%	[1]	0.00%	[1]	22.40%	[2]	0.00%	[2]
Effective tax rate	26.00%		20.80%		54.70%		(17.10%)		(53.90%)		26.70%
Disclosure - Income Tax (Details Narrative)					21.00%		21.00%		21.00%		21.00%

[1]	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.
[2]	Tax holiday represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.